Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Cash and cash equivalents
Cash on hand	¥ 450	¥ 549
Cash at bank	5,348,042	6,771,104
Cash and cash equivalents as presented in the consolidated statements of financial position and in the consolidated statements of cash flows	¥ 5,348,492	¥ 6,771,653